Line of Credit (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Apr. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2027	Sep. 30, 2025	Mar. 31, 2025	Jan. 31, 2024	Apr. 26, 2023
Line of Credit [Line Items]
Percentage of interest rate revised										7.70%
Long-term bank credit facility							$ 14,734,246	$ 12,034,734
Repaid loans						$ 15,051,531
Interest expenses for long term bank borrowings						68,678,373
Interest expenses								90,526
Interest expenses						737,811	708,968	$ 212,064
Security deposit for a period				3 years
Forecast [Member]
Line of Credit [Line Items]
Bank credit facility									$ 30,000,000
Bank Credit Facility with BIDV [Member]
Line of Credit [Line Items]
Bank credit facility											$ 30,000,000		$ 90,000,000
BIDV [Member]
Line of Credit [Line Items]
Bank credit facility						5,471,119	20,999,733
Interest rate for credit facility		6.50%	8.00%		9.50%
Unused line of credit						84,528,881	69,000,267
Property and Equipment [Member]
Line of Credit [Line Items]
Interest expenses for long term bank borrowings						1,026,301	1,215,221
Interest expenses							73,479
BIDV [Member]
Line of Credit [Line Items]
Repaid loans							4,821,201
Line of Credit [Member]
Line of Credit [Line Items]
Bank credit facility
Line of Credit [Member] | BIDV [Member]
Line of Credit [Line Items]
Bank credit facility							$ 20,999,733
Interest rate for credit facility	6.30%
Short-term bank credit facility [Member] | BIDV [Member]
Line of Credit [Line Items]
Bank credit facility												$ 100,000,000
Letter of Credit [Member]
Line of Credit [Line Items]
Security deposit				$ 5,000,000
Bank deposits						$ 5,000,000